COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
COMMITMENTS AND CONTINGENCIES [Text Block]
20.	COMMITMENTS AND CONTINGENCIES

(a)	Commitments

As of December 31, 2017, the Company had the following commitments:

	Total	1 year	2 - 3 years	4 - 5 years	Thereafter
Operating lease payments	$1,645	$537	$551	$537	$20
Drilling services	36	36	–	–	–
Equipment purchases	306	306	–	–	–
Total commitments	$1,987	$879	$551	$537	$20

(b)	Contingencies

GMC

In a February 2016 meeting, the Mexican national water authority, CONAGUA, required that the Company make formal applications for permits associated with the occupation and construction of the TSF at the GMC. Following the meeting, the Company filed its applications and CONAGUA carried out an inspection of the TSF and requested further technical information which the Company submitted. In December 2017, the Company also filed with the Mexican environmental permitting authority, SEMARNAT, an amendment to the environmental impact statement reflecting the proposed normal TSF construction activities. This is under review by the regulator, and once approved, will satisfy a requirement by CONAGUA for the processing of its permits. The Company believes its current tailings footprint can be maintained and can support operations at the GMC until at least 2020. The Company also believes, based on its meetings and other communication with CONAGUA, that it will be able to obtain all the above noted permits as required, with no suspension of the GMC operations. While the Company is confident that it will obtain the tailings permits, the Company cannot provide complete assurance that it will complete the review process with CONAGUA without any actions that may suspend its operations. The Company cannot assure that the tailings permits will be obtained or renewed on reasonable terms, or at all. Delays or a failure to obtain such required permits, or the issuance of permits on unfavourable terms or the expiry, revocation or failure by the Company to comply with the terms of any such permits, if obtained, could limit the ability of the Company to expand the tailings facility and could adversely affect the Company’s ability to continue operating at the GMC. In either case, the Company’s results of operations could be adversely affected.

Since the February 2016 meeting with CONAGUA, the Company has also discovered through its own undertakings that additional CONAGUA permits may be needed in connection with water discharge and water use at the GMC TSF and at San Ignacio. The Company is assessing technical options and whether it requires an additional water use permit. The Company believes that it will be able to address or mitigate the need for any necessary water discharge and use permits without any impact to its operations, but the Company cannot provide complete assurance that there is no risk in this regard.

Topia

During the year ended December 31, 2017, the Company completed an outstanding condition required by the Mexican Environmental Authority ("SEMARNAT") for the Change in Use of Soils permit associated with the Topia Phase II tailings storage facility ("TSF"). During the third quarter of 2017 the Company announced that it had resubmitted its application for this permit. The Company met the required standards and on December 22, 2017, received the permit to construct the TSF from SEMARNAT with no further restrictions.

Coricancha

Coricancha has been on care and maintenance since August 2013, having been operated by a number of previous companies before that date. It is subject to oversight by the Organismo de Evaluación y Fiscalización Ambiental ("OEFA"), the Peruvian public agency responsible for environmental assessment and inspection, and by the Organismo Supervisor de la Inversión en Energía y Minería ("OSINERGMIN"), which is the Peruvian regulatory body with oversight responsibility over energy and mining companies.

Nyrstar has agreed to reimburse the Company for all fines or sanctions that resulted from activities or ownership of Coricancha prior to June 30, 2017, up to a maximum of $4,000 (note 8(b)). Accordingly, a reimbursement right in the amount of $2,130 has been recorded (note 9):

•	The Company has accrued $1,380 for fines and sanctions which may be levied by OSINERGMIN. In addition, there are open administrative and judicial proceedings by OSINERGMIN, the outcomes of which are not yet readily determinable.

•	The Company has accrued $127 for fines and sanctions to be levied by OEFA. In addition, there are open administrative and judicial proceedings by OEFA, the outcomes of which are not yet readily determinable.

•	The Company has accrued $623 for certain civil lawsuits filed by individuals and former suppliers.

Great Panther Coricancha SA holds an annual water license with the Autoridad Nacional de Agua (“ANA”), the Peruvian public agency responsible for regulating and managing the nation's water resources, for the use of water. The annual license fee is fixed and calculated based on a required level of water volume usage. However, as Coricancha has been on care and maintenance, its water usage has been significantly lower than the required volume level. The current legislation (Resolucion Jefatural No. 199-2017-ANA) only requires the annual license fee be calculated based on actual usage volume. However, the ANA is requesting payment based on the total volume of the license. The Company disagrees with ANA’s position and has filed claims regarding this. However, in the event that the ANA successfully counters the Company's legal claims, the Company will be liable for the current outstanding balance owing, which is estimated to be $800.